Schedule II - Valuation and Qualifying Accounts (Details) - SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Balance at Beginning Of Period	$ 18,787,230	$ 19,879,954
Additions Charged to Costs and Expenses	(2,811,563)	(1,092,724)
Additions Charged to Other Accounts	(0)	(0)
Deductions	0	0
Balance at End Of Period	$ 15,975,667	$ 18,787,230